Annual Total Returns - BlackRock LifePath Index 2060 Fund (Class K) [BarChart] - Class K - BlackRock LifePath Index 2060 Fund - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2017	21.51%
Annual Return 2018	(7.84%)
Annual Return 2019	26.92%
Annual Return 2020	15.06%